MILLER INVESTMENT TRUST

March 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Miller Investment Trust (the “Trust”)
(1933 Act Registration No. 333 -146552)
(1940 Act Registration No. 811 -22131)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated March 1, 2025 for the Trust’s Miller Convertible Bond Fund, Miller Intermediate Bond Fund, and Miller Market Neutral Income Fund, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 40 under the Investment Company Act of 1940, as amended, which was filed electronically on February 28, 2025.

Questions related to this filing may be directed to Bibb Strench of Thompson Hine LLP at (202) 973-2727.

Sincerely,

/s/ Alyssa Miller
Alyssa Miller
Assistant Secretary of the Trust